Unaudited Condensed Consolidated Statements of Income - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUE
Revenue	$ 2,473,192
Total revenue	2,473,192
COST OF REVENUE AND RELATED TAX	1,469,300
GROSS PROFIT	1,003,892
OPERATING EXPENSES
General and administrative expenses	941,483	616,628
Total operating expenses	941,483	616,628
INCOME(LOSS) FROM OPERATIONS	62,409	(616,628)
OTHER INCOME (EXPENSE)
Interest income		(960)
Other expenses, net	(8,248)
Total other expense, net	(8,248)	(960)
INCOME(LOSS) BEFORE INCOME TAX PROVISION	54,161	(617,588)
Income tax expense	2,888
INCOME(LOSS) FROM CONTINUING OPERATIONS	51,273	(617,588)
Income from discontinued operation (net of tax)		1,865,348
NET INCOME	51,273	1,247,760
Net (loss) income attributable to the noncontrolling interest		431,821
Continuing operations
Discontinued operations		431,821
Net income attributable to common shareholders	51,273	815,939
Continuing operations	51,273	(617,588)
Discontinued operations		1,433,527
OTHER COMPREHENSIVE INCOME
Foreign currency translation income	168,765	1,412,731
Other comprehensive income, net of tax	168,765	1,412,731
TOTAL COMPREHENSIVE INCOME	$ 220,038	$ 2,660,491
Earnings per common share - basic and diluted
Continuing operations - basic (in Dollars per share)	$ 0.04	$ (0.57)
Continuing operations - diluted (in Dollars per share)	0.04	(0.57)
Discontinued operations - basic (in Dollars per share)		1.32
Discontinued operations - diluted (in Dollars per share)		$ 1.32
Weighted average shares - diluted (in Shares)	1,163,276	1,087,421
Weighted average shares - basic (in Shares)	1,163,276	1,087,421